International Theme Parks	12 Months Ended
Oct. 03, 2020
Equity Method Investments and Joint Ventures [Abstract]
International Theme Parks	International Theme ParksThe Company has a 48% ownership interest in the operations of Hong Kong Disneyland Resort and a 43% ownership interest in the operations of Shanghai Disney Resort (together, the Asia Theme Parks), which are both VIEs consolidated in the Company’s financial statements. See Note 2 for the Company’s policy on consolidating VIEs. In addition, the Company has 100% ownership of Disneyland Paris. The Asia Theme Parks and Disneyland Paris are collectively referred to as the International Theme Parks.
The following table summarizes the carrying amounts of the Asia Theme Parks’ assets and liabilities included in the Company’s Consolidated Balance Sheets:

	October 3, 2020	September 28, 2019
Cash and cash equivalents	$372	$655
Other current assets	91	102
Total current assets	463	757
Parks, resorts and other property	6,720	6,608
Other assets	191	9
Total assets	$7,374	$7,374

Current liabilities	$486	$447
Borrowings - long-term	1,213	1,114
Other long-term liabilities	403	189
Total liabilities	$2,102	$1,750
The following table summarizes the International Theme Parks’ revenues and costs and expenses included in the Company’s Consolidated Statement of Operations for fiscal 2020:

Revenues	$1,805
Costs and expenses	(3,032)
Equity in the loss of investees	(19)
Asia Theme Parks’ royalty and management fees of $74 million for fiscal 2020 are eliminated in consolidation, but are considered in calculating earnings attributable to noncontrolling interests.
International Theme Parks’ cash flows included in the Company’s fiscal 2020 Consolidated Statement of Cash Flows were $637 million used in operating activities, $756 million used in investing activities and $172 million generated from financing activities. Approximately a quarter of the cash flows used in operating activities, half of the cash flows used in investing activities and all of the cash flows generated from financing activities were for the Asia Theme Parks.
Hong Kong Disneyland Resort
The Government of the Hong Kong Special Administrative Region (HKSAR) and the Company have a 52% and a 48% equity interest in Hong Kong Disneyland Resort, respectively.
The Company and HKSAR have both provided loans to Hong Kong Disneyland Resort with outstanding balances of $145 million and $97 million, respectively. The interest rate is three month HIBOR plus 2%, and the maturity date is September 2025. The Company’s loan is eliminated in consolidation.
The Company has provided Hong Kong Disneyland Resort with a revolving credit facility of HK $2.1 billion ($271 million), which bears interest at a rate of three month HIBOR plus 1.25% and matures in December 2023. There is no outstanding balance under the line of credit at October 3, 2020.
Hong Kong Disneyland is undergoing a multi-year expansion estimated to cost HK $10.9 billion ($1.4 billion). The Company and HKSAR have agreed to fund the expansion on an equal basis through equity contributions, which totaled $188 million and $160 million in fiscal 2020 and 2019, respectively. To date, the Company and HKSAR have funded a total of $526 million.
HKSAR has the right to receive additional shares over time to the extent Hong Kong Disneyland Resort exceeds certain return on asset performance targets. The amount of additional shares HKSAR can receive is capped on both an annual and cumulative basis and could decrease the Company’s equity interest by up to an additional 6 percentage points over a period no shorter than 12 years. Assuming HK $10.9 billion is contributed in the expansion, the impact to the Company’s equity interest would be limited to 4 percentage points.
Shanghai Disney Resort
Shanghai Shendi (Group) Co., Ltd (Shendi) and the Company have 57% and 43% equity interests in Shanghai Disney Resort, respectively. A management company, in which the Company has a 70% interest and Shendi a 30% interest, operates Shanghai Disney Resort.
The Company has provided Shanghai Disney Resort with loans totaling $863 million, bearing interest at rates up to 8% and maturing in 2036, with early repayment permitted. The Company has also provided Shanghai Disney Resort with a $157 million line of credit bearing interest at 8%. As of October 3, 2020, the total amount outstanding under the line of credit was $65 million. These balances are eliminated in consolidation.
Shendi has provided Shanghai Disney Resort with loans totaling 7.6 billion yuan (approximately $1.1 billion), bearing interest at rates up to 8% and maturing in 2036, with early repayment permitted. Shendi has also provided Shanghai Disney Resort with a 1.4 billion yuan (approximately $0.2 billion) line of credit bearing interest at 8%. As of October 3, 2020, the total amount outstanding under the line of credit was $0.6 billion yuan (approximately $90 million).